Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return		Net Income (Loss) ($) (in thousands)	OEBITDA ($)(6) (in thousands)

					Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(5)

2025	9,013,578	2,766,214	2,609,008	1,095,989	44.19	107.40	114,372	495,330
2024	9,197,232	5,581,564	2,901,846	1,666,670	117.78	119.33	112,776	470,576
2023	9,017,273	4,933,670	2,820,261	1,570,369	167.05	107.36	15,415	463,095
2022	6,982,984	11,449,349	2,689,351	4,437,963	208.60	95.61	8,722	423,999
2021	5,402,931	7,716,751	2,156,616	3,084,021	167.57	127.87	(9,319)	378,207

Named Executive Officers, Footnote	Our principal executive officer (“PEO”) was Mr. Desch for all years presented. For 2025 only, non-PEO NEOs consist of Messrs. O’Neill and Scheimreif and Mses. McBride and Morgan. For 2024, 2023 and 2022, non-PEO NEOs consist of Messrs. Fitzpatrick, Hartin and Scheimreif and Ms. McBride. For 2021 only, non-PEO NEOs also include our former Chief Legal Officer, Thomas Hickey.
Peer Group Issuers, Footnote	The peer group used in this disclosure is the Nasdaq Telecommunications Index, which is our peer group used for purposes of Item 201(e) of Regulation S-K. The peer group used by our Compensation Committee for 2025 compensation decisions is described in the “Compensation Discussion and Analysis” section of this Proxy Statement.
PEO Total Compensation Amount	$ 9,013,578	$ 9,197,232	$ 9,017,273	$ 6,982,984	$ 5,402,931
PEO Actually Paid Compensation Amount	$ 2,766,214	5,581,564	4,933,670	11,449,349	7,716,751
Adjustment To PEO Compensation, Footnote	For Mr. Desch, the following amounts were added to (subtracted from) the respective amounts reported in the Summary Compensation Table for each covered year: (1) the grant date fair value of stock awards granted during the year: 2025 - $(7,612,082); 2024 - $(7,594,319); 2023 - $(7,571,432); 2022 - $(5,514,317); 2021 - $(3,714,316); (2) the fair value as of the end of the year of awards granted during the year that remained outstanding and unvested as of the end of the year: 2025 - $4,112,855; 2024 - $7,277,636; 2023 - $4,505,538; 2022 - $8,917,283; 2021 - $4,447,511; (3) the change as of the end of the year (from the end of the prior year) in fair value of awards granted in a prior year that remained outstanding and unvested as of the end of the year: 2025 - $(2,195,164); 2024 - $(1,736,530); 2023 - $(1,799,127); 2022 – $1,122,570; 2021 - $1,359,162; (4) the vesting date fair value of shares granted and vested in the current year: 2025 - $77,549; 2024 - $142,603; (5) the change as of the vesting date (from the end of the prior year) in fair value of awards granted in a prior year for which all applicable vesting conditions were satisfied during the year: 2025 - $5,420; 2024 - $(1,705,058); 2023 - $781,418; 2022 - $(59,171); 2021 - $221,463; and (6) for awards granted in a prior year that failed to meet the applicable vesting conditions during the year, the fair value of such awards at the end of the prior year: 2025 - $(635,886); 2024 - $0; 2023 - $0; 2022 - $0; 2021 - $0.
Non-PEO NEO Average Total Compensation Amount	$ 2,609,008	2,901,846	2,820,261	2,689,351	2,156,616
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,095,989	1,666,670	1,570,369	4,437,963	3,084,021
Adjustment to Non-PEO NEO Compensation Footnote	For our non-PEO NEOs, the following amounts were added to (or subtracted from) the average of the respective amounts reported in the Summary Compensation Table for each covered year: (1) the average grant date fair value of stock awards granted during the year: 2025 - $(2,050,272); 2024 - $(2,201,352); 2023 - $(2,191,145); 2022 - $(2,043,700); 2021 - $(1,362,310); (2) the average fair value as of the end of the year of awards granted during the year that remained outstanding and unvested as of the end of the year: 2025 - $1,116,131; 2024 - $1,653,879; 2023 - $1,305,904; 2022 - $3,312,023; 2021 - $1,637,702; (3) the average change as of the end of the year (from the end of the prior year) in fair value of awards granted in a prior year that remained outstanding and unvested as of the end of the year: 2025 - $(459,181); 2024 - $(378,987); 2023 - $(689,549); 2022 – $489,681; 2021 - $577,304; (4) the vesting date fair value of shares granted and vested in the current year: 2025 - $12,311; 2024 - $496,668; (5) the average change as of the vesting date (from the end of the prior year) in fair value of awards granted in a prior year for which all applicable vesting conditions were satisfied during the year: 2025 - $(7,072); 2024 - $(805,385); 2023 - $324,897; 2022 - $(9,392); 2021 - $74,709; and (6) for awards granted in a prior year that failed to meet the applicable vesting conditions during the year, the average fair value of such awards at the end of the prior year: 2025 - $(124,917); 2024 - $0; 2023 - $0; 2022 - $0; 2021 - $0.
Tabular List, Table

2025 Most Important Measures

OEBITDA
Adjusted Service Revenue
GAAP Service Revenue
Stock Price

Total Shareholder Return Amount	$ 44.19	117.78	167.05	208.60	167.57
Peer Group Total Shareholder Return Amount	107.40	119.33	107.36	95.61	127.87
Net Income (Loss)	$ 114,372	$ 112,776	$ 15,415	$ 8,722	$ (9,319)
Company Selected Measure Amount	495,330	470,576	463,095	423,999	378,207
PEO Name	Mr. Desch
Additional 402(v) Disclosure
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or the Compensation Committee view the link between our company’s performance and NEO pay. For additional information about our pay-for-performance philosophy and how we align executive compensation with company performance, refer to the “Compensation Discussion and Analysis—Executive Summary—Pay-for-Performance Philosophy” section of this Proxy Statement.
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid,” or CAP, is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section of this Proxy Statement.
Required Tabular Disclosure of Most Important Measures
The most important performance measures used to link compensation actually paid to our NEOs for 2025 to our performance are set forth below. For further information regarding OEBITDA and adjusted service revenue and their function in our executive compensation program, please see the “Compensation Discussion and Analysis” section of this Proxy Statement.
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
	As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between our total stockholder return and that of the Nasdaq Telecommunications Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.
Measure:: 1
Pay vs Performance Disclosure
Name	OEBITDA
Non-GAAP Measure Description	“Operational EBITDA” or “OEBITDA” is the financial performance measure from the tabular list of 2025 Most Important Measures shown below, which, in our company’s assessment, represents the most important financial performance measure used to link compensation actually paid to our NEOs for 2025 to our performance. OEBITDA is defined as earnings before interest, income taxes, depreciation and amortization, gain (loss) on equity method investments, transaction related expenses, and share-based compensation expenses. We consider the loss on early extinguishment of debt to be financing-related costs associated with interest expense or amortization of financing fees, which by definition are excluded from OEBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Service Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	GAAP Service Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
PEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (7,612,082)	$ (7,594,319)	$ (7,571,432)	$ (5,514,317)	$ (3,714,316)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	4,112,855	7,277,636	4,505,538	8,917,283	4,447,511
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(2,195,164)	(1,736,530)	(1,799,127)	1,122,570	1,359,162
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	77,549	142,603
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	5,420	(1,705,058)	781,418	(59,171)	221,463
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(635,886)	0	0	0	0
Non-PEO NEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(2,050,272)	(2,201,352)	(2,191,145)	(2,043,700)	(1,362,310)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,116,131	1,653,879	1,305,904	3,312,023	1,637,702
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(459,181)	(378,987)	(689,549)	489,681	577,304
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	12,311	496,668
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(7,072)	(805,385)	324,897	(9,392)	74,709
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (124,917)	$ 0	$ 0	$ 0	$ 0